General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
General and Administrative Expenses

18. General and Administrative Expenses

	2023	2022
Corporate administration	$11,566	$7,880
Share-based compensation	4,190	1,866
General and administrative expenses	$15,756	$9,746